FINANCIAL RISK MANAGEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
FINANCIAL RISK MANAGEMENT

18. FINANCIAL RISK MANAGEMENT

Interest rate risk - Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to its long-term debt obligations with floating interest rates. Therefore, variations in interest rates at the reporting date would affect profit or loss.

Liquidity Risk – Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, to the extent possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring in unacceptable losses or risking damage to the Company’s reputation, and to maintain a balance between continuity of funding and flexibility through the use of bank deposits and loans.

Exposure to Liquidity Risk – The following tables detail the remaining contractual maturities of financial liabilities at the end of reporting period. The amounts are gross and undiscounted cash flows and include contractual interest payments.

June 30, 2024	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	$1,224,663	$3,104,396	$6,215,568	$—	$—	$10,544,627
Lease liability	68,837	84,502	255,966	1,157,129	6,567,504	8,133,938
Income tax payable	—	481,972	1,278,513	—	—	1,760,485
Retainage payable	—	—	1,558,684	—	—	1,558,684
Security deposits	195,000	92,727	48,074	2,164,476	—	2,500,277
Long and short-term debt	—	4,491,594	7,773,656	42,772,305	222,363,225	277,400,780
Total	$1,488,500	$8,255,191	$17,130,461	$46,093,910	$228,930,729	$301,898,791

December 31, 2023	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	$764,016	$4,472,279	$7,891,207	—	$—	$13,127,502
Lease liability	8,530	33,060	238,423	1,199,059	6,703,328	8,182,400
Income tax payable	—	2,024,865	—	—	—	2,024,865
Retainage payable	—	155,207	1,582,598	—	—	1,737,805
Security deposits	—	83,234	287,727	1,790,554	—	2,161,515
Long and short-term debt	—	1,624,415	15,078,681	43,032,169	211,609,005	271,344,270
Total	$772,546	$8,393,060	$25,078,636	$46,021,782	$218,312,333	$298,578,357

Fair Values – Management of the Company assessed the fair value of its financial assets and liabilities and concluded that their carrying value approximates their fair value.

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
FINANCIAL RISK MANAGEMENT

23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a.	Capital Management

For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Group. The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The primary objective of the Group’s capital management is to ensure that it remains within its quantitative banking covenants and maintains a strong credit rating. No changes were made in the objectives, policies or processes during the years ended December 31, 2023 and 2022.

As disclosed within Note 16, the Group has various debt facilities in place. In certain cases, the facilities may have financial covenants which are generally in the form of minimum debt service coverage ratios, debt leverage ratios, restricted cash equivalent accounts required for debt service coverage, as well as non-financial covenants which require financial statement presentation to the creditor. Refer to Note 16 for more information on debt covenants and waivers as applicable.

The Group may also be subject to legal reserves in the countries in which it operates. Refer to Note 17 for more information.

b.	Financial Risk Management

The Group has exposure to the following risks arising from financial instruments:

●	Credit risk

●	Liquidity risk

●	Market risk

a.	Risk Management Framework – The Group’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Group’s Chief Executive Officer (CEO) is responsible for developing and monitoring the Group’s risk management policies. The CEO reports regularly to the Board of Directors on its activities.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligation.

b.	Credit Risk – Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Group is exposed to credit risks from lease receivables, tenant notes receivables as well as due from affiliates.

Exposure to Credit Risk – The following financial assets as of December 31, 2023 and 2022 represent the maximum credit exposure:

	Notes	2023	2022
Cash and cash equivalents	8	$35,242,363	$14,988,112
Receivables from the sale of investment properties	12	9,030,614	—
Lease and other receivables	9	10,506,310	9,313,109
Due from affiliates	22	9,463,164	8,798,945
Restricted cash equivalent	8	2,681,110	3,252,897
		$66,923,561	$36,353,063

Cash and restricted cash equivalent are held in reputable financial institutions and carries minimal risk.

The credit quality of the tenant is assessed at the time of entering into a lease agreement. The outstanding lease and other receivables figures disclosed in the aforementioned table pertain to the gross amounts of outstanding lease and other receivables, prior to accounting for expected credit losses. Likewise, receivables arising from the sale of investment properties are presented at their undiscounted balances. The outstanding balances are regularly monitored. An impairment analysis is performed at each reporting date on an individual basis for each counterparty. In general, concentration risk in lease and other receivables is limited due to the receivables being dispersed across different counterparties. Refer to Note 9 for details.

c.	Liquidity Risk – Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing is to ensure, to the extent possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring in unacceptable losses or risking damage to the Group’s reputation, and to maintain a balance between continuity of funding and flexibility through the use of bank deposits and loans.

Typically, the Group ensures that it has sufficient cash on demand, including deposits at banks and the balances of short-term credit facilities with diverse funding resources and committed borrowing facilities, to meet expected operating expenses for a period of 90 days, including the servicing of financial obligations. This excludes the potential impact of extreme circumstances that cannot be reasonably predicted, such as natural disasters.

The Group has access to a sufficient variety of sources of funding to repay debt maturing within 12 months in the normal course of business. Refer to Notes 2 and 16 for more information on a debt covenant matter that arose effective December 31, 2022, as a result of which the Group categorized the related debt balance as repayable on demand. As disclosed in Note 16, the Group resolved this matter and received the waivers for the requirement to comply with the financial covenants for the related debt relating to Banco Davivienda and Bancolombia on February 17, 2023 and September 25, 2023, respectively. In April 2023 the Group refinanced its Banco Davivienda debt, thereby relieving any covenant requirement with that lender. The Bancolombia waiver was effective through December 31, 2023. The Group was in compliance with all the other debt covenants as of December 31, 2023 and 2022.

Exposure to Liquidity Risk – The following tables detail the remaining contractual maturities of financial liabilities at the end of reporting period. The amounts are gross and undiscounted cash flows and include contractual interest payments.

December 31, 2023	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$764,016	$4,472,279	$7,891,207	—	$—	$13,127,502
Lease liability	15	8,530	33,060	238,423	1,199,059	6,703,328	8,182,400
Income tax payable	20	—	2,024,865	—	—	—	2,024,865
Retainage payable		—	155,207	1,582,598	—	—	1,737,805
Security deposits		—	83,234	287,727	1,790,554	—	2,161,515
Long and short-term debt	16	—	1,624,415	15,078,681	43,032,169	211,609,005	271,344,270
Total		$772,546	$8,393,060	$25,078,636	$46,021,782	$218,312,333	$298,578,357

December 31, 2022	Notes	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Thereafter	Total

Accounts payable and accrued expenses	14	$382,317	$6,899,250	$1,310,355	$—	$—	$8,591,922
Lease liability	15	—	15,637	47,085	96,954	—	159,676
Income tax payable	20	—	663,703	—	—	—	663,703
Retainage payable		—	302,066	2,699,367	—	—	3,001,433
Security deposits		—	—	—	1,706,959	—	1,706,959
Deposit for the asset held for sale	13	—	—	2,400,000	—	—	2,400,000
Long and short-term debt	16	87,906,445	5,888,900	17,666,699	29,632,991	74,754,632	215,849,667
Total		$88,288,762	$13,769,556	$24,123,506	$31,436,904	$74,754,632	$232,373,360

The Group’s minimum lease payments are disclosed on Note 15.

d.	Market Risk – Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return. Market risk comprises two types of risks: interest rate risk and currency risk.

Currency Risk – Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to its operating activities (when revenue or expense is denominated in a foreign currency) and its loans with financial institutions, some of which are denominated in foreign currency. The functional currency of the Group is USD.

As of the reporting date, the Group has monetary assets and liabilities in currencies other than the functional currency. The main foreign currencies used by the Group are as follows:

●	CRC

●	PEN

●	COP

In respect of monetary assets and liabilities denominated in CRC, PEN and COP, the Group’s policy is to ensure that its net exposure is kept at an acceptable level by buying or selling CRC, PEN and COP at spot rates when necessary to address short-term imbalances.

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in USD)	As of December 31, 2023
Monetary assets and liabilities denominated in:	CRC	PEN	Total
Cash and cash equivalents	$6,599	$479,057	$485,656
Lease and other receivables, net	60,248	135,275	195,523
Other current and non-current assets	3,150,470	3,694,802	6,845,272
Sub-total	3,217,317	4,309,134	7,526,451
Accounts payable and accrued expenses	2,569,080	1,658,228	4,227,308
Sub-total	2,569,080	1,658,228	4,227,308
Net	$648,237	$2,650,906	$3,299,143

(in USD)	As of December 31, 2022
Monetary assets and liabilities denominated in:	CRC	PEN	Total
Cash and cash equivalents	$15,287	$237,240	$252,527
Lease and other receivables, net	33,017	104,889	137,906
Other current and non-current assets	1,716,789	2,306,510	4,023,299
Sub-total	1,765,093	2,648,639	4,413,732
Accounts payable and accrued expenses	181,451	179,676	361,127
Sub-total	181,451	179,676	361,127
Net	$1,583,642	$2,468,963	$4,052,605

As of December 31, 2023, and 2022, the net assets in foreign operations of the Group whose functional currency is different from the USD and for which the differences in foreign currency were recognized in OCI amounting to $88,689,861 and $49,411,608, respectively.

Sensitivity Analysis – The following tables detail the Group’s sensitivity to a 10% appreciation or depreciation in the USD against foreign currencies listed above. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis reflects foreign currency revaluation or translation impacts on the Group’s net income and equity through OCI for a 10% change in foreign currency exchange rates. A 10% strengthening (weakening) of the USD against the foreign currencies as of December 31, 2023, 2022, and 2021 would have decreased (increased) net income and equity through OCI by the amounts shown below. This analysis assumes that all other variables, particularly interest rates, remained constant.

For the year ended December 31, 2023	Strengthening	Weakening

Profit or Loss	$329,914	$(329,914)
Equity	$8,868,986	$(8,868,986)

For the year ended December 31, 2022	Strengthening	Weakening

Profit or Loss	$405,261	$(405,261)
Equity	$4,941,161	$(4,941,161)

For the year ended December 31, 2021	Strengthening	Weakening

Profit or Loss	$508,411	$(508,411)
Equity	$6,191,813	$(6,191,813)

Interest Rate Risk – Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to its long-term debt obligations with floating interest rates. Therefore, variations in interest rates at the reporting date would affect profit or loss.

Sensitivity Analysis – A 1% and 2% strengthening (weakening) of the rate associated with each long-term debt, as of December 31, 2023 and 2022 would have decreased (increased) net income by the amounts shown below. This analysis assumes that all other variables remained constant.

	Long-term Debt with Variable Interest Rate as of December 31, 2023	1%	2%

Increase in Interest rate	$207,854,235	$(2,078,542)	$(4,157,085)
Decrease in Interest rate	207,854,235	2,078,542	4,157,085

	Long-term Debt with Variable Interest Rate as of December 31, 2022	1%	2%

Increase in Interest rate	$209,326,775	$(2,093,268)	$(4,186,536)
Decrease in Interest rate	209,326,775	2,093,268	4,186,536

e.	Fair Values – Management of the Group assessed the fair value of its financial assets and liabilities and concluded that their carrying value approximates their fair value.